Quarterly Holdings Report
for

Fidelity® Series Blue Chip Growth Fund

October 31, 2020

XS1-QTLY-1220
1.967991.106

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
COMMUNICATION SERVICES - 14.0%
Entertainment - 2.7%
Activision Blizzard, Inc.	239,448	$18,133,397
CD Projekt RED SA (a)	5,700	482,943
CD Projekt RED SA ADR (a)	83,800	1,843,600
Netflix, Inc. (a)	98,024	46,633,938
Nintendo Co. Ltd.	7,200	3,892,959
Nintendo Co. Ltd. ADR (b)	32,500	2,201,225
Roku, Inc. Class A (a)	43,855	8,876,252
Sea Ltd. ADR (a)(c)	283,531	44,712,839
Spotify Technology SA (a)	20,600	4,941,734
Take-Two Interactive Software, Inc. (a)	8,300	1,285,836
WME Entertainment Parent, LLC Class A (a)(d)(e)(f)	3,194,617	4,759,979
		137,764,702
Interactive Media & Services - 11.1%
Alphabet, Inc. Class A (a)	166,713	269,426,546
Facebook, Inc. Class A (a)	839,510	220,883,476
Match Group, Inc. (a)	105,663	12,339,325
Pinterest, Inc. Class A (a)	53,400	3,147,930
Snap, Inc. Class A (a)	369,900	14,570,361
Tencent Holdings Ltd.	249,800	19,086,132
Twitter, Inc. (a)	62,300	2,576,728
Yandex NV Series A (a)	41,400	2,383,398
Zillow Group, Inc. Class C (a)(b)	16,300	1,444,506
Zoominfo Technologies, Inc.	293,700	11,157,663
		557,016,065
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	93,334	10,226,606

TOTAL COMMUNICATION SERVICES		705,007,373

CONSUMER DISCRETIONARY - 31.9%
Automobiles - 3.2%
Ford Motor Co.	276,200	2,135,026
General Motors Co.	96,500	3,332,145
Harley-Davidson, Inc.	245,200	8,062,176
Neutron Holdings, Inc. warrants (a)(e)(f)(g)	691,699	1
NIO, Inc. sponsored ADR (a)	45,600	1,394,448
Tesla, Inc. (a)(c)	371,835	144,286,853
XPeng, Inc. ADR (a)(b)	225,500	4,370,190
		163,580,839
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)(b)	54,900	8,676,945
FSN Ecommerce Ventures Pvt Ltd. (e)(f)	27,282	2,217,531
		10,894,476
Hotels, Restaurants & Leisure - 3.4%
Boyd Gaming Corp.	253,400	8,037,848
Caesars Entertainment, Inc. (a)	441,047	19,767,727
Chipotle Mexican Grill, Inc. (a)	20,942	25,161,394
Churchill Downs, Inc.	51,852	7,733,726
Darden Restaurants, Inc.	39,029	3,587,546
Dunkin' Brands Group, Inc.	95,441	9,516,422
Evolution Gaming Group AB (h)	39,900	2,963,892
Hilton Worldwide Holdings, Inc.	53,600	4,706,616
Kambi Group PLC (a)	72,600	2,357,885
Las Vegas Sands Corp.	116,400	5,594,184
Marriott International, Inc. Class A	65,900	6,120,792
Penn National Gaming, Inc. (a)	802,052	43,294,767
Starbucks Corp.	128,939	11,212,535
Texas Roadhouse, Inc. Class A	81,000	5,672,430
Vail Resorts, Inc.	32,176	7,466,119
Wendy's Co.	198,100	4,328,485
Wynn Resorts Ltd.	64,100	4,642,763
		172,165,131
Household Durables - 1.1%
D.R. Horton, Inc.	37,200	2,485,332
iRobot Corp. (a)(b)	37,700	3,000,166
KB Home	62,300	2,009,175
Lennar Corp. Class A	51,800	3,637,914
Purple Innovation, Inc. (a)	19,800	561,726
Sony Corp. sponsored ADR	48,000	4,015,680
Taylor Morrison Home Corp. (a)	194,700	4,205,520
Tempur Sealy International, Inc. (a)	42,800	3,809,200
Toll Brothers, Inc.	114,700	4,849,516
TRI Pointe Homes, Inc. (a)	245,200	4,028,636
Tupperware Brands Corp.	634,900	20,139,028
Whirlpool Corp.	22,000	4,069,120
		56,811,013
Internet & Direct Marketing Retail - 12.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	124,988	38,082,594
Amazon.com, Inc. (a)	145,280	441,091,865
Bygghemma Group First AB (a)	50,200	784,163
Delivery Hero AG (a)(h)	23,800	2,738,050
eBay, Inc.	111,400	5,305,982
Etsy, Inc. (a)	28,300	3,440,997
Expedia, Inc.	97,300	9,160,795
Farfetch Ltd. Class A (a)	153,200	4,309,516
Fiverr International Ltd. (a)	17,100	2,503,782
JD.com, Inc.:
Class A	60,000	2,447,311
sponsored ADR (a)	116,400	9,488,928
Jumia Technologies AG ADR (a)(b)	110,800	1,657,568
Kogan.Com Ltd.	153,071	2,215,860
MercadoLibre, Inc. (a)	9,582	11,633,027
Mercari, Inc. (a)	13,400	563,368
Ocado Group PLC (a)	102,363	3,018,232
Overstock.com, Inc. (a)(b)	44,700	2,507,670
Pinduoduo, Inc. ADR (a)	246,398	22,170,892
The Honest Co., Inc. (a)(e)(f)	71,609	1,263,183
The RealReal, Inc. (a)(b)	384,931	4,846,281
THG Holdings Ltd.	211,100	1,803,874
Wayfair LLC Class A (a)	163,488	40,549,929
		611,583,867
Leisure Products - 0.6%
Bafang Electric Suzhou Co. Ltd. (A Shares)	27,100	747,194
Mattel, Inc. (a)	119,100	1,640,007
Peloton Interactive, Inc. Class A (a)	205,052	22,598,781
Vista Outdoor, Inc. (a)	193,200	3,819,564
		28,805,546
Multiline Retail - 0.6%
Dollar General Corp.	20,325	4,242,031
Dollar Tree, Inc. (a)	93,104	8,409,153
Nordstrom, Inc. (b)	100,200	1,212,420
Ollie's Bargain Outlet Holdings, Inc. (a)	72,400	6,305,316
Target Corp.	51,200	7,793,664
		27,962,584
Specialty Retail - 5.0%
American Eagle Outfitters, Inc.	404,700	5,548,437
Burlington Stores, Inc. (a)	32,103	6,214,499
Carvana Co. Class A (a)(c)	161,131	29,865,631
Cazoo Holdings Ltd. (e)(f)	45,548	626,954
Dick's Sporting Goods, Inc.	72,200	4,090,130
Five Below, Inc. (a)	77,584	10,345,051
Floor & Decor Holdings, Inc. Class A (a)	159,140	11,617,220
John David Group PLC	67,900	651,993
Lowe's Companies, Inc.	340,006	53,754,949
RH (a)(b)	298,804	100,168,065
Signet Jewelers Ltd.	123,193	2,744,740
The Home Depot, Inc.	76,303	20,350,773
Vroom, Inc. (b)	61,000	2,507,100
Williams-Sonoma, Inc.	30,900	2,818,389
		251,303,931
Textiles, Apparel & Luxury Goods - 5.6%
adidas AG	15,795	4,690,890
Allbirds, Inc. (a)(e)(f)	40,405	467,082
Anta Sports Products Ltd.	58,000	638,168
Aritzia LP (a)	199,900	3,018,831
Capri Holdings Ltd. (a)	123,900	2,629,158
Crocs, Inc. (a)	338,684	17,723,334
Deckers Outdoor Corp. (a)	32,595	8,258,595
lululemon athletica, Inc. (a)	570,774	182,242,430
LVMH Moet Hennessy Louis Vuitton SE	10,961	5,137,943
Moncler SpA	95,023	3,802,571
NIKE, Inc. Class B	250,413	30,069,593
Puma AG	17,400	1,520,679
PVH Corp.	143,620	8,371,610
Tory Burch LLC (a)(d)(e)(f)	106,817	6,260,544
VF Corp.	91,100	6,121,920
		280,953,348

TOTAL CONSUMER DISCRETIONARY		1,604,060,735

CONSUMER STAPLES - 1.4%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)	13,400	13,925,012
Constellation Brands, Inc. Class A (sub. vtg.)	21,100	3,486,353
Keurig Dr. Pepper, Inc.	203,200	5,466,080
Monster Beverage Corp. (a)	127,000	9,724,390
Nongfu Spring Co. Ltd. (H Shares) (a)	284,400	1,302,315
		33,904,150
Food & Staples Retailing - 0.3%
BJ's Wholesale Club Holdings, Inc. (a)	120,500	4,613,945
Costco Wholesale Corp.	14,956	5,348,565
Performance Food Group Co. (a)	117,955	3,964,468
Zur Rose Group AG (a)	3,920	1,092,273
		15,019,251
Food Products - 0.2%
Act II Global Acquisition Corp. Class A (a)	89,900	736,281
Bunge Ltd.	20,200	1,145,946
Darling Ingredients, Inc. (a)	27,300	1,173,900
Freshpet, Inc. (a)	21,100	2,415,950
JDE Peet's BV	80,900	2,883,138
		8,355,215
Household Products - 0.0%
Reckitt Benckiser Group PLC	28,421	2,503,564
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	39,100	1,025,202
Herbalife Nutrition Ltd. (a)	112,000	5,055,680
Nu Skin Enterprises, Inc. Class A	10,600	523,110
		6,603,992
Tobacco - 0.1%
JUUL Labs, Inc. Class B (a)(e)(f)	2,450	166,478
Swedish Match Co. AB	45,300	3,413,892
		3,580,370

TOTAL CONSUMER STAPLES		69,966,542

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Reliance Industries Ltd.	1,060,921	29,239,217
Reliance Industries Ltd.	70,728	1,120,480
Reliance Industries Ltd. sponsored GDR (h)	75,300	4,133,970
Renewable Energy Group, Inc. (a)	36,400	2,052,960
		36,546,627
FINANCIALS - 0.9%
Banks - 0.0%
Kotak Mahindra Bank Ltd. (a)	118,376	2,455,672
Capital Markets - 0.1%
London Stock Exchange Group PLC	23,921	2,578,634
Shift Technologies, Inc. Class A (a)	221,700	1,973,130
		4,551,764
Consumer Finance - 0.2%
Ally Financial, Inc.	249,787	6,664,317
Capital One Financial Corp.	48,800	3,566,304
		10,230,621
Diversified Financial Services - 0.5%
Ant International Co. Ltd. Class C (a)(e)(f)	1,065,661	9,347,296
DiamondPeak Holdings Corp. (e)	575,965	6,764,709
dMY Technology Group, Inc.	128,900	1,435,946
MultiPlan Corp.(e)	488,962	3,212,480
MultiPlan Corp. warrants (a)(e)	24,206	157
Netfin Acquisition Corp. Class A (a)	152,800	1,573,840
Social Capital Hedosophia Holdings Corp. II Class A (a)	78,800	1,295,472
Spartan Energy Acquisition Corp. (a)	118,700	1,203,618
		24,833,518
Insurance - 0.1%
eHealth, Inc. (a)	58,837	3,948,551
Root, Inc.	16,700	400,299
		4,348,850

TOTAL FINANCIALS		46,420,425

HEALTH CARE - 8.9%
Biotechnology - 3.8%
ACADIA Pharmaceuticals, Inc. (a)	67,657	3,142,668
Acceleron Pharma, Inc. (a)	51,920	5,429,794
ADC Therapeutics SA (a)	68,300	1,959,527
Agios Pharmaceuticals, Inc. (a)	76,711	3,073,810
Akouos, Inc. (a)	43,100	836,571
Allakos, Inc. (a)(b)	23,230	2,209,870
Alnylam Pharmaceuticals, Inc. (a)	120,681	14,840,143
Annexon, Inc. (a)	75,200	1,564,912
Arcutis Biotherapeutics, Inc. (a)	73,700	1,313,334
Argenx SE ADR (a)	18,637	4,624,399
Ascendis Pharma A/S sponsored ADR (a)	144,196	23,554,417
Atea Pharmaceuticals, Inc.	23,600	566,400
Avidity Biosciences, Inc.	36,700	907,591
BeiGene Ltd. (a)	118,700	2,635,056
BeiGene Ltd. ADR (a)	19,906	5,902,527
BioNTech SE ADR (a)	23,418	1,998,960
BioXcel Therapeutics, Inc. (a)	11,300	516,297
Bridgebio Pharma, Inc. (a)(b)	36,934	1,417,527
CareDx, Inc. (a)	10,800	529,740
Cibus Corp. Series C (a)(d)(e)(f)	1,125,194	1,710,295
Coherus BioSciences, Inc. (a)(b)	107,270	1,788,191
Crinetics Pharmaceuticals, Inc. (a)	81,548	985,100
CytomX Therapeutics, Inc. (a)(h)	137,854	912,593
FibroGen, Inc. (a)	57,186	2,194,799
Forma Therapeutics Holdings, Inc.	28,900	1,246,168
Fusion Pharmaceuticals, Inc. (a)	48,200	597,680
Generation Bio Co.	15,200	392,768
Generation Bio Co.	123,522	3,032,218
Global Blood Therapeutics, Inc. (a)	65,595	3,468,664
Inhibrx, Inc.	2,722	46,383
Insmed, Inc. (a)	40,300	1,327,482
Ionis Pharmaceuticals, Inc. (a)	72,666	3,411,669
Karuna Therapeutics, Inc. (a)	40,000	3,247,600
Mirati Therapeutics, Inc. (a)	11,900	2,583,966
Moderna, Inc. (a)	69,500	4,689,165
Neurocrine Biosciences, Inc. (a)	47,488	4,685,641
Novavax, Inc. (a)	6,100	492,331
Prelude Therapeutics, Inc.	23,700	834,951
Protagonist Therapeutics, Inc. (a)	36,900	699,255
Regeneron Pharmaceuticals, Inc. (a)	58,500	31,798,260
Relay Therapeutics, Inc. (a)	25,400	938,276
Revolution Medicines, Inc.	61,300	1,850,647
Sage Therapeutics, Inc. (a)	169,867	12,464,840
Sarepta Therapeutics, Inc. (a)	40,836	5,550,021
Scholar Rock Holding Corp. (a)	10,100	392,890
Seagen, Inc. (a)	12,000	2,001,600
Shattuck Labs, Inc.	24,800	641,080
Taysha Gene Therapies, Inc.	31,500	655,200
Turning Point Therapeutics, Inc. (a)	73,449	6,771,263
Vaxcyte, Inc.	45,500	1,700,335
Xencor, Inc. (a)	114,918	4,410,553
Zai Lab Ltd. ADR (a)	82,864	6,798,991
		191,344,418
Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (a)	3,200	1,363,456
Atricure, Inc. (a)	11,700	404,352
Axonics Modulation Technologies, Inc. (a)	94,620	4,436,732
Danaher Corp.	36,500	8,378,210
DexCom, Inc. (a)	43,015	13,746,734
Hologic, Inc. (a)	74,500	5,127,090
InMode Ltd. (a)	70,700	2,584,792
Insulet Corp. (a)	94,198	20,935,506
Intuitive Surgical, Inc. (a)	32,046	21,377,246
Novocure Ltd. (a)	28,307	3,456,285
Outset Medical, Inc.	20,300	943,341
Pulmonx Corp.	6,300	264,978
Quidel Corp. (a)	65,700	17,626,653
Shockwave Medical, Inc. (a)	185,684	12,685,931
Tandem Diabetes Care, Inc. (a)	74,317	8,100,553
West Pharmaceutical Services, Inc.	17,600	4,788,432
		126,220,291
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)	85,459	2,410,798
Alignment Healthcare Partners unit (e)(f)	54,574	825,661
Centene Corp. (a)	74,900	4,426,590
Guardant Health, Inc. (a)	54,280	5,789,505
Humana, Inc.	20,409	8,148,906
Oak Street Health, Inc. (a)	9,200	437,828
Owens & Minor, Inc.	50,800	1,276,096
		23,315,384
Health Care Technology - 0.1%
American Well Corp. (b)	46,800	1,207,908
GoodRx Holdings, Inc.	73,800	3,571,182
Kronos Bio, Inc.	42,400	1,191,016
		5,970,106
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	65,733	8,998,848
Avantor, Inc. (a)	89,600	2,084,992
Berkeley Lights, Inc. (a)	7,700	558,789
Bio-Rad Laboratories, Inc. Class A (a)	4,400	2,580,248
Eurofins Scientific SA (a)	1,700	1,353,859
Nanostring Technologies, Inc. (a)	56,100	2,056,065
Thermo Fisher Scientific, Inc.	57,338	27,127,755
		44,760,556
Pharmaceuticals - 1.1%
AstraZeneca PLC sponsored ADR	109,535	5,494,276
Chiasma, Inc. warrants 12/16/24 (a)	23,784	14,014
Graybug Vision, Inc.	65,500	861,980
Hansoh Pharmaceutical Group Co. Ltd. (a)(h)	492,000	2,192,660
Harmony Biosciences Holdings, Inc. (a)	24,800	964,720
Horizon Therapeutics PLC (a)	133,099	9,973,108
Intra-Cellular Therapies, Inc. (a)	117,100	2,888,857
Nektar Therapeutics (a)	112,351	1,779,640
OptiNose, Inc. (a)(b)	275,279	880,893
Roche Holding AG (participation certificate)	10,261	3,297,183
Zoetis, Inc. Class A	160,879	25,507,365
		53,854,696

TOTAL HEALTH CARE		445,465,451

INDUSTRIALS - 4.5%
Aerospace & Defense - 0.2%
Avon Rubber PLC	29,400	1,494,942
Axon Enterprise, Inc. (a)	36,100	3,570,290
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	22,703	6,129,810
Class C (a)(e)(f)	686	185,220
		11,380,262
Air Freight & Logistics - 0.5%
FedEx Corp.	68,600	17,799,642
United Parcel Service, Inc. Class B	32,400	5,090,364
		22,890,006
Airlines - 0.1%
Delta Air Lines, Inc.	52,500	1,608,600
JetBlue Airways Corp. (a)	220,600	2,640,582
Southwest Airlines Co.	25,100	992,203
		5,241,385
Building Products - 0.2%
Builders FirstSource, Inc. (a)	71,100	2,154,330
Carrier Global Corp.	64,200	2,143,638
Fortune Brands Home & Security, Inc.	32,900	2,660,623
The AZEK Co., Inc.	139,000	4,648,160
		11,606,751
Commercial Services & Supplies - 0.1%
HNI Corp.	24,400	794,220
HomeServe PLC	165,599	2,370,595
		3,164,815
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	98,907	6,423,021
Electrical Equipment - 0.2%
Bloom Energy Corp. Class A (a)(b)	142,100	1,796,144
Generac Holdings, Inc. (a)	2,500	525,375
Sunrun, Inc. (a)	142,695	7,422,994
		9,744,513
Industrial Conglomerates - 0.1%
General Electric Co.	213,700	1,585,654
Machinery - 0.0%
Deere & Co.	4,700	1,061,777
Professional Services - 0.1%
Boa Vista Servicos SA (a)	548,000	1,295,996
Equifax, Inc.	676	92,342
Manpower, Inc.	15,857	1,076,215
Upwork, Inc. (a)	184,400	3,402,180
		5,866,733
Road & Rail - 2.8%
Lyft, Inc. (a)(b)	2,777,607	63,412,768
Uber Technologies, Inc. (a)	2,349,675	78,502,642
		141,915,410
Trading Companies & Distributors - 0.1%
BMC Stock Holdings, Inc. (a)	54,400	2,153,696

TOTAL INDUSTRIALS		223,034,023

INFORMATION TECHNOLOGY - 33.6%
Electronic Equipment & Components - 0.2%
II-VI, Inc. (a)	279,300	12,699,771
IT Services - 4.3%
Alliance Data Systems Corp.	48,700	2,509,998
Endava PLC ADR (a)	57,924	3,701,344
MasterCard, Inc. Class A	73,381	21,180,692
MongoDB, Inc. Class A (a)	21,880	4,998,924
PayPal Holdings, Inc. (a)	220,962	41,127,657
Repay Holdings Corp. (a)	90,300	2,034,459
Riskified Ltd. (a)(e)(f)	80,450	765,433
Riskified Ltd. warrants (a)(e)(f)	692	1
Shopify, Inc. Class A (a)	35,114	32,371,139
Snowflake Computing, Inc. (b)	13,100	3,275,262
Snowflake Computing, Inc. Class B	4,224	950,476
Square, Inc. (a)	125,600	19,452,928
Twilio, Inc. Class A (a)	73,570	20,523,823
Visa, Inc. Class A	313,921	57,042,585
Wix.com Ltd. (a)	21,700	5,366,844
		215,301,565
Semiconductors & Semiconductor Equipment - 8.9%
Advanced Micro Devices, Inc. (a)	322,752	24,299,998
Allegro MicroSystems LLC (a)	33,700	616,710
Array Technologies, Inc.	238,800	8,799,780
Cirrus Logic, Inc. (a)	56,300	3,877,381
Enphase Energy, Inc. (a)	84,600	8,298,414
First Solar, Inc. (a)	38,600	3,359,937
Inphi Corp. (a)	3,900	545,064
Lam Research Corp.	1,600	547,328
Lattice Semiconductor Corp. (a)	75,000	2,617,500
Marvell Technology Group Ltd.	3,194,379	119,821,156
MediaTek, Inc.	98,000	2,322,486
Micron Technology, Inc. (a)	376,506	18,953,312
NVIDIA Corp. (c)	271,599	136,168,875
NXP Semiconductors NV	700,935	94,710,337
ON Semiconductor Corp. (a)	184,900	4,639,141
SolarEdge Technologies, Inc. (a)	27,800	7,163,782
Synaptics, Inc. (a)	33,400	2,560,778
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	28,800	2,415,456
Universal Display Corp.	26,573	5,269,692
		446,987,127
Software - 11.7%
Adobe, Inc. (a)	115,371	51,582,374
Anaplan, Inc. (a)	23,700	1,311,795
Atlassian Corp. PLC (a)	8,000	1,532,960
Atom Tickets LLC (a)(d)(e)(f)	344,068	454,170
Autodesk, Inc. (a)	15,700	3,697,978
Avalara, Inc. (a)	18,600	2,772,330
Bill.Com Holdings, Inc. (a)	26,500	2,650,000
Cloudflare, Inc. (a)	375,080	19,492,908
Coupa Software, Inc. (a)	14,014	3,751,548
Crowdstrike Holdings, Inc. (a)	57,400	7,108,416
Digital Turbine, Inc. (a)	57,500	1,647,950
DocuSign, Inc. (a)	58,000	11,730,500
Elastic NV (a)	84,150	8,533,652
Epic Games, Inc. (e)(f)	1,076	618,700
FireEye, Inc. (a)	87,700	1,213,768
Five9, Inc. (a)	19,500	2,958,540
HubSpot, Inc. (a)	36,392	10,556,227
Intuit, Inc.	3,200	1,006,976
Lightspeed POS, Inc.	43,650	1,398,110
Lightspeed POS, Inc. (a)	206,333	6,600,550
Microsoft Corp.	1,500,300	303,765,741
Ming Yuan Cloud Group Holdings Ltd.	71,900	306,984
nCino, Inc. (a)	12,700	895,604
Nuance Communications, Inc. (a)	48,300	1,541,253
Paycom Software, Inc. (a)	3,000	1,092,270
RingCentral, Inc. (a)	18,539	4,789,365
Salesforce.com, Inc. (a)	358,170	83,192,146
ServiceNow, Inc. (a)	32,523	16,182,469
Slack Technologies, Inc. Class A (a)(b)	173,900	4,448,362
Tanium, Inc. Class B (a)(e)(f)	151,000	1,720,675
The Trade Desk, Inc. (a)(c)	15,805	8,952,742
Workday, Inc. Class A (a)	59,700	12,544,164
Zendesk, Inc. (a)	5,000	554,700
Zoom Video Communications, Inc. Class A (a)	19,200	8,849,472
		589,455,399
Technology Hardware, Storage & Peripherals - 8.5%
Apple, Inc.	3,908,636	425,494,115
Corsair Gaming, Inc.	56,800	1,365,472
		426,859,587

TOTAL INFORMATION TECHNOLOGY		1,691,303,449

MATERIALS - 0.4%
Chemicals - 0.3%
LG Chemical Ltd.	990	538,644
Olin Corp.	154,400	2,555,320
The Chemours Co. LLC	558,507	11,248,331
		14,342,295
Construction Materials - 0.0%
Eagle Materials, Inc.	5,900	502,975
Containers & Packaging - 0.0%
WestRock Co.	41,900	1,573,345
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd. (Canada)	6,400	506,649
ArcelorMittal SA Class A unit (a)	233,900	3,181,040
Sunshine Silver Mining & Refining Corp.	120,200	805,340
		4,493,029

TOTAL MATERIALS		20,911,644

REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
KE Holdings, Inc. ADR (a)	126,100	8,795,475
Redfin Corp. (a)	233,581	9,756,678
		18,552,153
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	16,600	1,109,159
TOTAL COMMON STOCKS
(Cost $1,965,964,799)		4,862,377,581

Preferred Stocks - 3.2%
Convertible Preferred Stocks - 3.0%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc.:
Series C (a)(e)(f)	1,477,502	2,112,828
Series D (a)(e)(f)	402,931	576,191
		2,689,019
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.1%
Rivian Automotive, Inc. Series E (e)(f)	399,926	6,194,854
Hotels, Restaurants & Leisure - 0.2%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(d)(e)(f)	32,826	5,856,158
Topgolf International, Inc. Series F (a)(e)(f)	106,191	1,378,808
		7,234,966
Internet & Direct Marketing Retail - 0.3%
Reddit, Inc. Series B (a)(e)(f)	129,280	6,696,704
The Honest Co., Inc.:
Series C (a)(e)(f)	167,087	6,457,913
Series D (a)(e)(f)	27,712	1,268,101
Series E (a)(e)(f)	143,059	2,803,956
		17,226,674
Specialty Retail - 0.1%
Fanatics, Inc. Series E (e)(f)	159,285	2,754,038
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(e)(f)	15,945	184,324
Series B (a)(e)(f)	2,800	32,368
Series C (a)(e)(f)	26,775	309,519
Series Seed (a)(e)(f)	8,575	99,127
		625,338
TOTAL CONSUMER DISCRETIONARY		34,035,870
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.2%
Blink Health LLC Series C (e)(f)	19,765	754,628
Sweetgreen, Inc. Series H (a)(e)(f)	725,140	10,768,329
		11,522,957
Food Products - 0.1%
Agbiome LLC Series C (a)(e)(f)	266,499	1,687,925
Tobacco - 0.9%
JUUL Labs, Inc.:
Series C (a)(e)(f)	660,029	44,848,971
Series D (a)(e)(f)	5,110	347,225
		45,196,196
TOTAL CONSUMER STAPLES		58,407,078
HEALTH CARE - 0.1%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(e)(f)	195,114	2,038,941
Immunocore Ltd. Series A (a)(e)(f)	4,200	648,144
		2,687,085
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A-8 (a)(e)(f)	813,618	3,700,706
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(e)(f)	1,069	515,568
TOTAL HEALTH CARE		6,903,359
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp.:
Series G (a)(e)(f)	42,650	11,515,500
Series H (a)(e)(f)	6,348	1,713,960
Series N (e)(f)	12,799	3,455,730
		16,685,190
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(e)(f)	253,888	599,176
TOTAL INDUSTRIALS		17,284,366
INFORMATION TECHNOLOGY - 0.7%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(e)(f)	307,049	9,617
Riskified Ltd. Series E (e)(f)	82,500	784,938
		794,555
Software - 0.7%
ACV Auctions, Inc.:
Series E (e)(f)	191,408	1,133,920
Series E1 (e)(f)	184,460	1,092,759
Compass, Inc. Series E (a)(e)(f)	13,605	1,928,373
ContextLogic, Inc. Series G (a)(e)(f)	34,750	6,126,078
Dataminr, Inc. Series D (a)(e)(f)	115,901	1,274,911
Delphix Corp. Series D (a)(e)(f)	242,876	1,233,810
Jet.Com, Inc. Series B1 (Escrow) (a)(e)(f)	922,232	9
Malwarebytes Corp. Series B (a)(e)(f)	329,349	6,586,980
Nuvia, Inc. Series B (e)(f)	181,697	582,765
Taboola.Com Ltd. Series E (a)(e)(f)	289,958	12,584,177
		32,543,782
TOTAL INFORMATION TECHNOLOGY		33,338,337

TOTAL CONVERTIBLE PREFERRED STOCKS		152,658,029

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc. Series 1C (e)(f)	12,405,800	248,116
Volkswagen AG	6,700	976,175
Waymo LLC Series A2 (e)(f)	15,200	1,305,181
		2,529,472
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (e)(f)	1,487	20,468
Series B (e)(f)	26,034	358,350
Series C (e)(f)	528	7,268
Series D (e)(f)	93,003	1,280,157
		1,666,243
TOTAL CONSUMER DISCRETIONARY		4,195,715
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(e)(f)	9,636	4,647,346

TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,843,061

TOTAL PREFERRED STOCKS
(Cost $89,419,599)		161,501,090
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (e)(f)	433,800	433,800
4% 6/12/27 (e)(f)	115,200	115,200
TOTAL CONVERTIBLE BONDS
(Cost $549,000)		549,000
	Shares	Value

Money Market Funds - 2.4%
Fidelity Securities Lending Cash Central Fund 0.11% (i)(j)
(Cost $120,072,051)	120,060,045	120,072,051
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $2,176,005,449)		5,144,499,722
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(113,782,421)
NET ASSETS - 100%		$5,030,717,301

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Carvana Co. Class A	Chicago Board Options Exchange	124	$2,298,340	$290.00	1/15/21	$(54,560)
NVIDIA Corp.	Chicago Board Options Exchange	50	2,506,800	650.00	12/18/20	(20,625)
Sea Ltd. ADR	Chicago Board Options Exchange	168	2,649,360	190.00	12/18/20	(84,840)
Tesla, Inc.	Chicago Board Options Exchange	62	2,405,848	540.00	12/18/20	(26,040)
The Trade Desk, Inc.	Chicago Board Options Exchange	18	1,019,610	700.00	1/15/21	(45,450)
TOTAL WRITTEN OPTIONS						$(231,515)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $10,879,958.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $208,570,274 or 4.1% of net assets.

 (f) Level 3 security

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,941,165 or 0.3% of net assets.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$2,709,002
ACV Auctions, Inc. Series E	11/6/19	$1,058,525
ACV Auctions, Inc. Series E1	9/4/20	$1,092,759
Agbiome LLC Series C	6/29/18	$1,687,925
Alignment Healthcare Partners unit	2/28/20	$661,361
Allbirds, Inc.	10/9/18	$443,128
Allbirds, Inc. Series A	10/9/18	$174,871
Allbirds, Inc. Series B	10/9/18	$30,708
Allbirds, Inc. Series C	10/9/18	$293,646
Allbirds, Inc. Series Seed	10/9/18	$94,043
Ant International Co. Ltd. Class C	5/16/18	$5,978,358
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Atom Tickets LLC	8/15/17	$2,098,456
Blink Health LLC Series C	11/7/19	$754,549
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$3,185,523
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$440,268
Cazoo Holdings Ltd.	9/30/20	$624,462
Cazoo Holdings Ltd. Series A	9/30/20	$20,387
Cazoo Holdings Ltd. Series B	9/30/20	$356,925
Cazoo Holdings Ltd. Series C	9/30/20	$7,239
Cazoo Holdings Ltd. Series D	9/30/20	$1,275,068
Cibus Corp. Series C	2/16/18 - 5/10/19	$2,024,848
Compass, Inc. Series E	11/3/17	$918,041
ContextLogic, Inc. Series G	10/24/17	$4,675,022
Dataminr, Inc. Series D	3/6/15	$1,477,738
Delphix Corp. Series D	7/10/15	$2,185,884
DiamondPeak Holdings Corp.	10/23/20	$5,759,650
Epic Games, Inc.	7/30/20	$618,700
Fanatics, Inc. Series E	8/13/20	$2,754,038
FSN Ecommerce Ventures Pvt Ltd.	10/7/20 - 10/26/20	$2,246,418
Immunocore Ltd. Series A	7/27/15	$759,303
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15 - 7/6/18	$0
JUUL Labs, Inc. Series D	6/25/18 - 7/6/18	$0
Malwarebytes Corp. Series B	12/21/15	$3,416,996
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16 - 5/15/19	$4,623,436
Mulberry Health, Inc. Series A-8	1/20/16	$5,495,786
MultiPlan Corp.	10/8/20	$4,841,208
MultiPlan Corp. warrants	10/8/20	$0
Neutron Holdings, Inc. warrants	6/4/20	$1
Neutron Holdings, Inc. Series 1C	7/3/18	$2,268,276
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$433,800
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$115,200
Nuvia, Inc. Series B	9/18/20	$582,765
Reddit, Inc. Series B	7/26/17	$1,835,324
Riskified Ltd.	12/20/19 - 4/15/20	$727,408
Riskified Ltd. Series E	10/28/19	$784,938
Riskified Ltd. warrants	10/28/19	$1
Rivian Automotive, Inc. Series E	7/10/20	$6,194,854
Space Exploration Technologies Corp. Class A	4/6/17 - 9/11/17	$2,534,625
Space Exploration Technologies Corp. Class C	9/11/17	$92,610
Space Exploration Technologies Corp. Series G	1/20/15	$3,303,669
Space Exploration Technologies Corp. Series H	8/4/17	$856,980
Space Exploration Technologies Corp. Series N	8/4/20	$3,455,730
Starry, Inc. Series C	12/8/17	$1,362,257
Starry, Inc. Series D	7/30/20	$576,191
Sweetgreen, Inc. Series H	11/9/18	$9,455,826
Taboola.Com Ltd. Series E	12/22/14	$3,022,928
Tanium, Inc. Class B	4/21/17	$749,609
The Honest Co., Inc.	8/21/14	$1,937,546
The Honest Co., Inc. Series C	8/21/14	$4,520,923
The Honest Co., Inc. Series D	8/3/15	$1,267,963
The Honest Co., Inc. Series E	9/28/17	$2,804,643
Topgolf International, Inc. Series F	11/10/17	$1,468,993
Tory Burch LLC	5/14/15	$7,583,983
Waymo LLC Series A2	5/8/20	$1,305,181
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$6,045,048
YourPeople, Inc. Series C	5/1/15	$3,783,205

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,401
Fidelity Securities Lending Cash Central Fund	51,527
Total	$60,928

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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